UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Select Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 126.9%
ENERGY 13.6%
INTEGRATED OIL & GAS 0.2%
Duncan Energy Partners LP	66,900	$1,067,724
Targa Resources Partners LP	49,010	834,150
		1,901,874
OIL & GAS EQUIPMENT & SERVICES 0.2%
Exterran Partners LP	94,581	1,431,011
OIL & GAS STORAGE & TRANSPORTATION 13.2%
DCP Midstream Partners LP	223,330	3,778,744
Enbridge Energy Partners LP	150,000	5,967,000
Energy Transfer Partners LP	237,667	8,753,276
Enterprise Products Partners LP	412,500	10,630,125
Kinder Morgan Energy Partners LP	347,400	18,075,222
Magellan Midstream Partners LP	156,000	5,054,400
MarkWest Energy Partners LP	208,000	5,258,240
Plains All American Pipeline LP	70,000	2,773,400
Spectra Energy Corp.	1,374,664	32,717,003
Teekay LNG Partners LP	43,005	675,178
Teekay Offshore Partners LP	51,128	590,528
Williams Partners LP	428,526	11,077,397
		105,350,513
TOTAL ENERGY		108,683,398
INTEGRATED TELECOMMUNICATIONS SERVICES 2.0%
Fairpoint Communications	594,376	5,153,240
Frontier Communications Corp	908,000	10,442,000
		15,595,240
UTILITIES 111.3%
ELECTRIC UTILITIES 76.7%
Allegheny Energy	133,000	4,890,410
Cleco Corp.	271,400	6,852,850
DPL	252,200	6,254,560

	Number
	of Shares	Value

Duke Energy Corp.(a)	4,374,128	$76,241,051
E.ON AG (ADR) (Germany)	583,916	29,286,307
Electricite de France (France) (b)	294,700	21,310,752
Entergy Corp.	536,330	47,738,733
Exelon Corp.(c)	1,567,164	98,135,810
FirstEnergy Corp.	928,900	62,227,011
Fortum Oyj (Finland) (b)	298,000	10,000,660
FPL Group	1,145,271	57,607,131
Great Plains Energy	212,741	4,727,105
ITC Holdings Corp.	177,600	9,194,352
Northeast Utilities	408,500	10,478,025
Pepco Holdings	860,295	19,709,358
Pinnacle West Capital Corp.	454,600	15,642,786
PPL Corp.	808,300	29,923,266
Progress Energy	147,221	6,349,642
Scottish and Southern Energy PLC (United Kingdom) (b)	855,930	21,779,808
Southern Co.	1,952,500	73,589,725
		611,939,342
GAS UTILITIES 3.9%
AGL Resources	162,100	5,086,698
Equitable Resources	720,302	26,420,677
		31,507,375
MULTI UTILITIES 30.7%
Ameren Corp.(d)	599,400	23,394,582
Consolidated Edison	83,882	3,603,571
Dominion Resources	730,200	31,237,956
NSTAR	291,339	9,759,857
OGE Energy Corp.	451,000	13,926,880
PG&E Corp.	1,156,000	43,292,200
Public Service Enterprise Group	1,302,800	42,718,812
RWE AG (Germany) (b)	81,479	7,767,930
Sempra Energy	365,519	18,447,744
TECO Energy	317,900	5,000,567

	Number
	of Shares	Value

United Utilities Group PLC (United Kingdom)(b)	649,593	$8,061,429
Vectren Corp.	431,067	12,005,216
Wisconsin Energy Corp.	80,476	3,613,372
Xcel Energy	1,121,682	22,422,423
		245,252,539
TOTAL UTILITIES		888,699,256
TOTAL COMMON STOCK (Identified cost—$834,029,905)		1,012,977,894
PREFERRED SECURITIES—$25 PAR VALUE 20.9%
BANK 3.1%
Bank of America Corp., 8.20%	78,800	1,792,700
Bank of America Corp., 4.00%, Series E (FRN)	114,136	1,449,527
BB&T Capital Trust V, 8.95%, due 9/15/63	110,800	2,714,600
Chevy Chase Bank, 8.00%, Series C	49,095	787,975
Citigroup, 8.125%, Series AA	155,406	2,564,199
HSBC USA, 6.50%, Series H	80,000	1,560,000
JPMorgan Chase & Co, 8.625%, due 12/31/49	100,000	2,499,000
JPMorgan Chase Capital XXVI, 8.00%, due 5/15/48, Series Z	175,000	4,231,500
Sovereign Bancorp, 7.30%, Series C	181,475	1,424,579
Sovereign Capital Trust V, 7.75%, due 5/22/36	92,762	797,753
Wells Fargo Capital XII, 7.875%	85,000	2,036,600
Wells Fargo Capital XIV, 8.625%, due 9/14/68	90,000	2,259,000
Zions Bancorporation, 4.00%, Series A (FRN)	77,775	909,967
		25,027,400
BANK—FOREIGN 2.3%
Barclays Bank PLC, 8.125%	249,800	4,271,580
Deutsche Bank Contingent Capital Trust III, 7.60%	201,000	3,636,090
Deutsche Bank Contingent Capital Trust V, 8.05%	100,000	2,020,000
HSBC Holdings PLC, 8.125%	140,000	3,088,400
Royal Bank of Scotland Group PLC, 6.35%, Series N	130,700	1,261,255
Royal Bank of Scotland Group PLC, 6.60%, Series S	71,298	616,728
Royal Bank of Scotland Group PLC, 7.25%, Series T	80,361	803,610

	Number
	of Shares	Value

Santander Finance Preferred, 6.50%	80,000	$1,322,400
Santander Finance Preferred, 4.00%, Series 6 (FRN)	200,000	1,604,000
		18,624,063
FINANCE 0.9%
INVESTMENT BANKER/BROKER 0.6%
Merrill Lynch & Co., 8.625%	160,000	3,038,400
Merrill Lynch & Co., 4.00%, Series 5 (FRN)	117,680	1,159,148
Morgan Stanley Capital Trust III, 6.25%	67,538	775,336
		4,972,884
INVESTMENT BANKER/BROKER—FOREIGN 0.2%
Credit Suisse Guernsey, 7.90%	80,000	1,632,000
MORTGAGE LOAN/BROKER 0.1%
Countrywide Capital V, 7.00%	59,026	469,257
TOTAL FINANCE		7,074,141
INSURANCE 2.3%
MULTI-LINE 0.2%
MetLife, 6.50%, Series B	122,500	1,901,200
MULTI-LINE—FOREIGN 1.1%
Allianz SE, 8.375%	179,500	3,616,925
ING Groep N.V., 7.375%	375,000	5,250,000
		8,866,925
PROPERTY CASUALTY—FOREIGN 0.2%
Arch Capital Group Ltd., 8.00%	64,000	1,299,200
REINSURANCE—FOREIGN 0.8%
Aspen Insurance Holdings Ltd., 7.401%, Series A	100,000	1,420,000
Axis Capital Holdings Ltd., 7.25%, Series A	82,200	1,205,052
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	3,340,000
		5,965,052
TOTAL INSURANCE		18,032,377
INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	139,650	2,302,829

	Number
	of Shares	Value

United States Cellular Corp., 7.50%, due 6/15/34	91,177	$1,641,186
		3,944,015
MEDIA—DIVERSIFIED SERVICES 0.8%
Comcast Corp., 7.00%, due 9/15/55, Series B	325,856	6,253,177
REAL ESTATE 8.5%
DIVERSIFIED 0.7%
Duke Realty Corp., 8.375%, Series O	77,300	1,429,277
Forest City Enterprises, 7.375%, Class A	80,800	1,373,600
iStar Financial, 7.875%, Series E	175,375	982,100
iStar Financial, 7.80%, Series F	84,950	424,750
iStar Financial, 7.65%, Series G	58,600	290,070
iStar Financial, 7.50%, Series I	68,290	336,670
Lexington Corporate Properties Trust, 8.05%, Series B	75,000	1,132,500
		5,968,967
HEALTH CARE 1.6%
Health Care REIT, 7.625%, Series F	218,800	4,649,500
LTC Properties, 8.00%, Series F	393,499	8,224,129
		12,873,629
HOTEL 0.2%
Ashford Hospitality Trust, 8.55%, Series A	90,925	1,045,637
Host Hotels & Resorts, 8.875%, Series E	9,800	170,520
W2007 Grace Acquisition I, 8.75%, Series B(e)	43,300	129,900
		1,346,057
OFFICE 2.8%
Alexandria Real Estate Equities, 8.375%, Series C	476,375	10,885,169
Brandywine Realty Trust, 7.50%, Series C	75,819	1,188,842
SL Green Realty Corp., 7.625%, Series C	247,000	4,231,110
SL Green Realty Corp., 7.875%, Series D	347,333	5,946,341
		22,251,462
OFFICE/INDUSTRIAL 0.9%
PS Business Parks, 7.00%, Series H	75,700	1,315,666
PS Business Parks, 6.875%, Series I	54,950	857,220

	Number
	of Shares	Value

PS Business Parks, 7.95%, Series K	230,000	$4,853,000
		7,025,886
RESIDENTIAL—APARTMENT 0.4%
Apartment Investment & Management Co., 8.00%, Series V	87,000	1,470,300
Apartment Investment & Management Co., 7.875%, Series Y	93,000	1,581,000
		3,051,300
SELF STORAGE 0.3%
Public Storage, 6.45%, Series X	150,000	2,401,500
SHOPPING CENTER 1.5%
COMMUNITY CENTER 1.3%
Cedar Shopping Centers, 8.875%, Series A	123,400	2,714,800
Developers Diversified Realty Corp., 7.50%, Series I	302,000	4,309,540
Kimco Realty Corp., 7.75%, Series G	160,000	3,265,600
		10,289,940
REGIONAL MALL 0.2%
CBL & Associates Properties, 7.75%, Series C	126,931	1,942,044
TOTAL SHOPPING CENTER		12,231,984
SPECIALTY 0.1%
Digital Realty Trust, 8.50%, Series A	56,000	1,050,000
TOTAL REAL ESTATE		68,200,785
UTILITIES 2.5%
ELECTRIC UTILITIES 1.1%
American Electric Power Co., 8.75%	86,958	2,156,558
Entergy Louisiana LLC, 7.60%, due 4/1/32	172,063	3,912,713
FPL Group Capital, 7.45%, due 9/1/67, Series E	102,100	2,512,681
		8,581,952
MULTI UTILITIES 1.4%
Constellation Energy Group, 8.625%, due 6/15/63, Series A	141,425	3,182,062
Entergy Arkansas, 6.45%	79,000	1,977,473
PPL Electric Utilities Corp., 6.25%	100,000	2,421,880

	Number
	of Shares	Value

Xcel Energy, 7.60%	165,000	$3,861,000
		11,442,415
TOTAL UTILITIES		20,024,367
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$232,951,433)		167,180,325
PREFERRED SECURITIES—CAPITAL SECURITIES 11.1%
BANK 3.4%
Bank of America Corp., 8.00%, due 12/29/49	6,000,000	4,758,372
Citigroup, 8.40%, due 4/30/49	7,000,000	4,773,370
CoBank ACB, 11.00%, Series C, 144A(f)	80,000	4,029,960
JPMorgan Chase, 7.90%, due 4/29/49	8,000,000	6,753,048
PNC Preferred Funding Trust I, 8.70%, due 2/28/49, 144A(f)	6,000,000	5,358,576
Webster Capital Trust IV, 7.65%, due 6/15/37	2,500,000	1,662,047
		27,335,373
BANK—FOREIGN 0.5%
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(f)	2,000,000	1,631,158
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/49	3,250,000	2,424,870
		4,056,028
ELECTRIC 1.7%
MULTI UTILITIES 1.3%
Dominion Resources, 7.50%, due 6/30/66, Series A	6,000,000	5,131,320
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,000,000	2,001,050
PPL Capital Funding, 6.70%, due 3/30/67, Series A	4,000,000	3,246,468
		10,378,838
UTILITIES 0.4%
DPL Capital Trust II, 8.125%, due 9/1/31	3,000,000	3,288,843
TOTAL ELECTRIC		13,667,681
FINANCE—CREDIT CARD 0.2%
Capital One Capital III, 7.686%, due 8/15/36	2,500,000	1,200,618

	Number
	of Shares	Value

FOOD 0.9%
Dairy Farmers of America, 7.875%, 144A (e),(f)	52,500	$2,795,625
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(f)	47	4,592,781
		7,388,406
GAS UTILITIES 0.8%
Southern Union Co., 7.20%, due 11/1/66	8,100,000	5,989,205
INSURANCE 2.4%
LIFE/HEALTH INSURANCE 0.8%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(f)	5,000,000	3,025,805
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(f)	4,000,000	3,215,420
		6,241,225
MULTI-LINE 1.6%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B(e)	7,000,000	5,845,000
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(f)	4,000,000	1,787,752
Old Mutual Capital Funding, 8.00%, due 5/29/49 (Eurobond)	9,000,000	5,490,000
		13,122,752
TOTAL INSURANCE		19,363,977
OIL—EXPLORATION AND PRODUCTION 0.2%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49	2,000,000	1,990,500
PIPELINES 1.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	3,000,000	2,547,921
Enterprise Products Operating LP, 8.375%, due 8/1/66	5,580,000	5,179,691
		7,727,612
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$114,884,635)		88,719,400

	Principal
	Amount
CORPORATE BONDS 5.0%
BANK 1.0%
PNC Financial Services Group, 8.25%, due 5/29/49	$3,250,000	3,045,965

	Principal
	Amount	Value

Wells Fargo Capital XIII, 7.70%, due 12/29/49	$2,500,000	$2,182,000
Wells Fargo Capital XV, 9.75%, due 12/26/49	3,000,000	2,912,799
		8,140,764
BANK—FOREIGN 0.3%
Natixis, 10.00%, due 4/29/49, 144A(f)	3,000,000	1,935,000
INSURANCE 0.7%
ACE Capital Trust II, 9.70%, due 4/1/30	2,750,000	2,558,614
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(f)	4,000,000	2,884,828
		5,443,442
INTEGRATED TELECOMMUNICATIONS SERVICES 1.5%
Citizens Communications Co., 7.125%, due 3/15/19	3,000,000	2,400,000
Citizens Communications Co., 9.00%, due 8/15/31	7,550,000	5,813,500
Embarq Corp., 7.995%, due 6/1/36	5,000,000	3,583,350
		11,796,850
MEDIA 1.5%
Cablevision Systems Corp., 8.00%, due 4/15/12	2,600,000	2,457,000
CSC Holdings, 8.50%, due 6/15/15, 144A(f)	2,000,000	1,867,500
Rogers Cable, 8.75%, due 5/1/32	7,000,000	7,907,032
		12,231,532
TOTAL CORPORATE BONDS (Identified cost—$46,350,714)		39,547,588

	Number
	of Shares
SHORT-TERM INVESTMENTS 14.6%
MONEY MARKET FUNDS 9.2%
Dreyfus Treasury Cash Management Fund, 0.94% (g)	21,400,000	21,400,000
Federated U.S. Treasury Cash Reserves Fund, 0.99% (g)	51,900,000	51,900,000
		73,300,000

		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS 5.4%
United States Treasury Bill, 0.01%, due 10/02/08		$20,000,000	$19,999,972
United States Treasury Bill, 0.01%, due 10/09/08		23,600,000	23,596,896
			43,596,868
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$116,896,868)			116,896,868

TOTAL INVESTMENTS (Identified cost—$1,345,113,555)	178.5%		1,425,322,075

WRITTEN CALL OPTION			(558,912)
	(0.1)%
OTHER ASSETS IN EXCESS OF LIABILITIES	3.2%		25,621,252

LIQUIDATION VALUE OF PREFERRED SHARES	(81.6)%		(652,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES
(Equivalent to $18.43 per share based on 43,320,750 shares of common stock outstanding)	100.0%		$798,384,415

		Number
		Contracts

WRITTEN CALL OPTION
UTILITIES CUSTOM BASKET, Strike Price 103, 10/16/08 (Premiums received—$812,800)		640,000	$(558,912)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 300,000 shares segregated as collateral for interest rate swap transactions.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 8.6% of net assets applicable to common shares of the fund.

(c) A portion of the security has been segregated for written call option contracts.

(d) 310,000 shares segregated as collateral for interest rate swap transactions.

(e) Illiquid security. Aggregate holdings equal 1.1% of net assets applicable to common shares.

(f) Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.2% of net assets applicable to common shares.

(g) Rate quoted represents the seven day yield of the Fund.

Interest rate swaps outstanding at September 30, 2008 are as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(a) (reset monthly) Receivable	Termination Date	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Derivative
Products AG	$35,000,000	4.085%	3.709%	May 27, 2009	$8,650
Merrill Lynch Derivative Products AG	$40,000,000	3.995%	2.487%	July 7, 2009	(65,256)
Merrill Lynch Derivative Products AG	$35,000,000	3.510%	3.188%	December 22, 2012	538,467
Royal Bank of Canada	$30,000,000	4.078%	2.486%	June 1, 2009	(24,889)
Royal Bank of Canada	$35,000,000	3.525%	2.497%	October 17, 2012	441,231
Royal Bank of Canada	$72,000,000	3.615%	3.709%	March 29, 2014	1,632,567
UBS AG	$20,000,000	5.224%	3.188%	February 20, 2010	(536,367)
UBS AG	$25,000,000	4.550%	2.486%	April 4, 2010	(487,095)
UBS AG	$32,000,000	4.153%	3.429%	May 26, 2010	(423,682)
UBS AG	$35,000,000	2.905%	3.207%	May 25, 2012	1,081,868
					$2,165,494

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$1,425,322,075	$1,103,368,388	$320,018,687	$1,935,000
Other Financial Instruments*	$(2,724,406)	$—	$(2,724,406)	$—
Total	$1,422,597,669	$1,103,368,388	$317,294,281	$1,935,000

* Other financial instruments include interest rate swap contracts and written options.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of December 31, 2007	$9,716,400
Realized gain (loss)	(2,319,768)
Change in unrealized appreciation (depreciation)	(589,284)
Net purchases (sales)	(99,250)
Transfers in and/or out of Level 3	(4,773,098)
Balance as of September 30, 2008	$1,935,000

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$216,530,620
Gross unrealized depreciation	(136,322,100)
Net unrealized appreciation	$80,208,520

Cost for federal income tax purposes	$1,345,113,555

Item 2.	Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/	James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title: President and principal executive officer			Title: Treasurer and principal financial officer

Date: November 26, 2008